UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE

SERIES FUNDS INC

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

FORM N-Q

SEPTEMBER 30, 2005

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 71.5%
Advertising - 0.6%
$ 100,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (a)	$80,625
125,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (b)	127,813
200,000	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	207,500

	Total Advertising	415,938

Aerospace/Defense - 2.2%
275,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	290,812
200,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	194,000
360,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	379,800
150,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	151,500
	Sequa Corp., Senior Notes:
250,000	9.000% due 8/1/09	266,250
175,000	Series B, 8.875% due 4/1/08	182,875

	Total Aerospace/Defense	1,465,237

Airlines - 0.2%
	Continental Airlines Inc., Pass-Through Certificates:
100,000	Series 1998-3, 7.250% due 11/1/05	99,761
24,716	Series 1998-C, Series B, 6.541% due 9/15/08	23,304

	Total Airlines	123,065

Apparel - 0.8%
	Levi Strauss & Co., Senior Notes:
50,000	8.254% due 4/1/12 (c)	50,125
85,000	12.250% due 12/15/12	94,350
150,000	9.750% due 1/15/15 (a)	153,750
125,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15 (b)	120,625
100,000	Tommy Hilfiger USA Inc., Notes, 6.850% due 6/1/08	101,000

	Total Apparel	519,850

Auto Manufacturers - 2.5%
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28	36,375
75,000	8.900% due 1/15/32	63,562
1,325,000	Notes, 7.450% due 7/16/31 (a)	1,040,125
	General Motors Corp., Debentures:
150,000	8.250% due 7/15/23 (a)	117,375
500,000	8.375% due 7/15/33 (a)	392,500

	Total Auto Manufacturers	1,649,937

Auto Parts & Equipment - 0.9%
50,000	Delphi Corp., Senior Notes, 6.500% due 8/15/13 (a)(d)	33,750
175,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	175,000
125,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	137,500
50,000	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	56,125
189,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	206,010

	Total Auto Parts & Equipment	608,385

Beverages - 0.4%
225,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12 (a)	238,781

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Building Materials - 0.7%
$125,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	$121,563
100,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	92,500
175,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	147,875
125,000	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13 (b)	130,625

	Total Building Materials	492,563

Chemicals - 4.1%
25,000	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	27,000
27,273	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12 (a)(b)(e)	27,273
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	170,062
50,000	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	54,500
200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	219,000
150,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	158,062
100,000	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08	105,000
100,000	Hercules Inc., 6.750% due 10/15/29	98,500
150,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	168,750
	Huntsman International LLC:
75,000	Senior Notes, 9.875% due 3/1/09	79,594
150,000	Senior Subordinated Notes, 10.125% due 7/1/09 (a)	155,062
150,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	162,562
175,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	196,000
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	85,969
160,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	172,800
175,000	OM Group Inc., 9.250% due 12/15/11	178,937
250,000	PQ Corp., 7.500% due 2/15/13 (b)	243,750
125,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10 (a)	133,438
50,000	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10 (a)	51,875
	Rhodia SA:
	Senior Notes:
50,000	7.625% due 6/1/10 (a)	49,000
75,000	10.250% due 6/1/10 (a)	79,688
100,000	Senior Subordinated Notes, 8.875% due 6/1/11 (a)	95,000
49,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	53,043

	Total Chemicals	2,764,865

Commercial Services - 2.0%
75,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	74,813
50,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	53,250
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12 (a)	134,687
100,000	Senior Subordinated Notes, 7.875% due 12/1/13	97,000
250,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	248,750
225,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (b)	236,250
	Iron Mountain Inc., Senior Subordinated Notes:
75,000	8.625% due 4/1/13	78,938
350,000	7.750% due 1/15/15	357,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Commercial Services - 2.0% (continued)
$75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	$84,562

	Total Commercial Services	1,365,250

Computers - 0.6%
125,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	131,875
75,000	SunGard Data Systems Inc., Senior Unsecured Notes, 9.125% due 8/15/13 (b)	78,094
200,000	Unisys Corp., Senior Notes, 8.000% due 10/15/12	197,500

	Total Computers	407,469

Cosmetics/Personal Care - 0.2%
150,000	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	124,125

Distribution/Wholesale - 0.2%
108,000	Wesco Distribution Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08	109,890

Diversified Financial Services - 3.1%
	Alamosa Delaware Inc.:
169,000	Senior Discount Notes, step bond to yield 12.000% due 7/31/09	188,013
100,000	Senior Notes, 11.000% due 7/31/10 (a)	113,250
163,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	182,153
125,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	126,719
	General Motors Acceptance Corp.:
625,000	Bonds, 8.000% due 11/1/31	547,094
	Notes:
100,000	7.250% due 3/2/11	93,089
300,000	6.750% due 12/1/14 (a)	261,378
175,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	189,000
150,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	138,750
225,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	240,750

	Total Diversified Financial Services	2,080,196

Electric - 3.8%
	AES Corp., Senior Notes:
50,000	9.500% due 6/1/09	54,750
250,000	9.375% due 9/15/10	276,875
75,000	8.875% due 2/15/11 (a)	81,750
25,000	7.750% due 3/1/14	26,625
	Calpine Corp.:
320,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	230,400
50,000	Senior Notes, 7.875% due 4/1/08 (a)	29,750
100,000	Calpine Generating Co. LLC, Secured Notes, 12.390% due 4/1/11 (c)	95,500
	Edison Mission Energy, Senior Notes:
25,000	10.000% due 8/15/08	27,812
125,000	7.730% due 6/15/09	132,500
175,000	9.875% due 4/15/11	208,250
	Mirant Americas Generation LLC, Senior Notes:
50,000	7.625% due 5/1/06 (d)	60,875
300,000	8.300% due 5/1/11 (a)(d)	375,750
125,000	9.125% due 5/1/31 (d)	161,875
226,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	241,820
	Reliant Energy Inc., Senior Secured Notes:

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Electric - 3.8% (continued)
$150,000	9.250% due 7/15/10 (a)	$163,500
275,000	9.500% due 7/15/13	305,250
100,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (b)	102,250

	Total Electric	2,575,532

Electrical Components & Equipment - 0.2%
125,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	119,375

Electronics - 0.2%
	Muzak LLC/Muzak Finance Corp.:
125,000	Senior Notes, 10.000% due 2/15/09	105,000
50,000	Senior Subordinated Notes, 9.875% due 3/15/09 (a)	25,313

	Total Electronics	130,313

Entertainment - 2.2%
275,000	Cinemark Inc., Senior Discount Notes, step bond to yield 10.033% due 3/15/14	193,875
175,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	183,750
225,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	216,844
25,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (a)	24,437
75,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 7.125% due 8/15/14	78,000
225,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (a)	221,625
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
75,000	8.250% due 3/15/12	75,375
100,000	8.750% due 10/1/13	103,500
225,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (b)	231,750
	Six Flags Inc., Senior Notes:
50,000	9.750% due 4/15/13 (a)	49,500
75,000	9.625% due 6/1/14	74,250

	Total Entertainment	1,452,906

Environmental Control - 1.0%
150,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	166,125
	Allied Waste North America Inc.:
	Senior Notes:
50,000	7.875% due 4/15/13 (a)	51,250
100,000	7.250% due 3/15/15 (a)(b)	99,000
	Senior Secured Notes, Series B:
50,000	8.500% due 12/1/08	52,375
67,000	9.250% due 9/1/12	72,862
225,000	7.375% due 4/15/14 (a)	212,625
125,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	488

	Total Environmental Control	654,725

Food - 1.1%
75,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	82,125
46,590	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	50,580
	Doane Pet Care Co.:
25,000	Senior Notes, 10.750% due 3/1/10	27,375
150,000	Senior Subordinated Notes, 9.750% due 5/15/07	150,000
75,000	Pilgrim’s Pride Corp., Senior Subordinated Notes, 9.250% due 11/15/13	82,875

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Food - 1.1% (continued)
$225,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	$213,750
50,000	Swift & Co., Senior Notes, 10.125% due 10/1/09	54,062
67,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	71,020

	Total Food	731,787

Forest Products & Paper - 2.3%
165,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	149,325
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	98,500
75,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14 (a)	72,375
100,000	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08 (a)	94,000
225,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	214,313
150,000	Bowater Inc., Notes, 6.500% due 6/15/13 (a)	140,625
	Buckeye Technologies Inc.:
25,000	Senior Notes, 8.500% due 10/1/13	25,500
	Senior Subordinated Notes:
65,000	9.250% due 9/15/08 (a)	65,325
150,000	8.000% due 10/15/10 (a)	143,250
125,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11 (a)	126,250
100,000	Domtar Inc., Notes, 7.125% due 8/15/15	92,187
175,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	156,625
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	137,250

	Total Forest Products & Paper	1,515,525

Health Care Products - 0.4%
175,000	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	190,750
50,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	53,750

	Total Health Care Products	244,500

Health Care Services - 4.4%
150,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	156,750
175,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	176,312
100,000	DaVita Inc., 7.250% due 3/15/15 (a)	101,875
	Extendicare Health Services Inc., Senior Subordinated Notes:
75,000	9.500% due 7/1/10	80,250
175,000	6.875% due 5/1/14	173,250
200,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	216,500
	HCA Inc.:
675,000	Debentures, 7.050% due 12/1/27	640,921
100,000	Notes, 6.375% due 1/15/15	99,435
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	260,625
75,000	InSight Health Services Holdings Corp., Senior Subordinated Notes, 9.174% due 11/1/11 (b)(c)	73,500
175,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (b)	183,750
200,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15 (b)	207,500
	Tenet Healthcare Corp., Senior Notes:
75,000	6.500% due 6/1/12 (a)	70,313
225,000	7.375% due 2/1/13 (a)	214,312
75,000	6.875% due 11/15/31	62,625

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Health Care Services - 4.4% (continued)
$ 250,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	$254,375

	Total Health Care Services	2,972,293

Holding Companies-Diversified - 0.4%
175,000	Atlantic Broadband Finance LLC, 9.375% due 1/15/14	166,250
125,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	122,813

	Total Holding Companies-Diversified	289,063

Home Furnishings - 0.4%
58,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (a)	54,810
100,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	104,000
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14 (a)	101,000

	Total Home Furnishings	259,810

Household Durables - 0.2%
165,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	119,625

Household Products/Wares - 0.4%
225,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11 (a)	235,969

Internet - 0.3%
170,000	FTD Inc., Senior Unsecured Notes, 7.750% due 2/15/14	171,275

Leisure Time - 1.0%
175,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	175,000
150,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09 (a)	154,688
100,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (a)	80,000
100,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	101,500
150,000	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12 (a)	148,500

	Total Leisure Time	659,688

Lodging - 0.8%
175,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	176,531
225,000	Gaylord Entertainment Co., Notes, 6.750% due 11/15/15	218,812
17,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08 (a)	17,298
150,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	154,500

	Total Lodging	567,141

Machinery - 0.1%
44,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b)	45,870

Machinery-Construction & Mining - 0.2%
	Terex Corp., Senior Subordinated Notes:
75,000	9.250% due 7/15/11 (a)	81,000
75,000	Series B, 10.375% due 4/1/11	80,625

	Total Machinery-Construction & Mining	161,625

Machinery-Diversified - 0.2%
75,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	79,688
50,000	NMHG Holding Co., Notes, 10.000% due 5/15/09	53,750

	Total Machinery-Diversified	133,438

Media - 7.2%
225,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	231,750
175,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	181,562

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Media - 7.2% (continued)
$200,000	CanWest Media Inc., 8.000% due 9/15/12	$213,250
175,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12 (a)	178,937
	CCH I Holdings LLC:
	Senior Accreting Notes:
450,000	step bond to yield 16.454% due 5/15/14 (b)	324,000
35,000	step bond to yield 17.018% due 1/15/15 (b)	22,400
272,844	Senior Secured Notes, 11.000% due 10/1/15 (b)	267,387
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13 (b)	124,063
25,000	Charter Communications Holdings LLC, Senior Notes, 10.000% due 5/15/11 (a)	18,250
145,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 9.920% due 4/1/11 (a)	105,488
75,000	CSC Holdings Inc., Senior Subordinated Debentures, 10.500% due 5/15/16 (a)	81,094
25,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due 11/15/09	27,313
	Dex Media Inc., Discount Notes:
300,000	step bond to yield 8.389% due 11/15/13	237,750
175,000	step bond to yield 8.389% due 11/15/13 (a)	138,687
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	80,939
	DirecTV Holdings LLC/DirecTV Financing Co. Inc., Senior Notes:
49,000	8.375% due 3/15/13	53,716
450,000	6.375% due 6/15/15 (b)	448,875
	EchoStar DBS Corp., Senior Notes:
49,000	9.125% due 1/15/09	51,695
300,000	6.625% due 10/1/14	298,500
100,000	Emmis Communications Corp., Senior Notes, 9.745% due 6/15/12	101,250
75,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 10.509% due 10/15/13 (a)	57,000
150,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	165,000
80,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13 (a)	86,600
100,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (a)	99,750
65,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield 11.748% due 4/1/13 (a)	48,425
150,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	161,437
125,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	133,437
150,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	170,250
225,000	Salem Communications Holding Corp., Series B, 9.000% due 7/1/11	241,031
225,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	231,469
125,000	Videotron Ltee, Senior Notes, 6.375% due 12/15/15 (b)	124,688
	Yell Finance BV:
130,000	Senior Discount Notes, step bond to yield 10.567% due 8/1/11 (a)	132,600
23,000	Senior Notes, 10.750% due 8/1/11	25,300

	Total Media	4,863,893

Metal Fabricate-Hardware - 0.4%
300,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.878% due 4/15/14	220,500
	Wolverine Tube Inc., Senior Notes:
50,000	7.375% due 8/1/08 (b)	43,250

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Metal Fabricate-Hardware - 0.4% (continued)
$25,000	10.500% due 4/1/09 (a)	$23,813

	Total Metal Fabricate-Hardware	287,563

Mining - 0.4%
50,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13	51,797
225,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (b)	213,750

	Total Mining	265,547

Miscellaneous Manufacturing - 0.6%
175,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)(b)	174,781
225,000	Koppers Inc., 9.875% due 10/15/13	249,750

	Total Miscellaneous Manufacturing	424,531

Office Furnishings - 0.2%
150,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14 (a)	150,750

Office/Business Equipment - 0.1%
100,000	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15 (b)	98,750

Oil & Gas - 3.8%
	Chesapeake Energy Corp.:
375,000	6.250% due 1/15/18	369,375
	Senior Notes:
275,000	7.500% due 6/15/14 (a)	294,937
50,000	7.000% due 8/15/14	52,750
215,000	Cimarex Energy Co., 9.600% due 3/15/12	234,350
250,000	EXCO Resources Inc., 7.250% due 1/15/11	260,000
225,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	249,750
225,000	Petronas Capital Ltd., 7.875% due 5/22/22 (b)	280,011
100,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	105,500
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	105,500
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12 (a)	162,750
175,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	183,750
250,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (b)	254,688

	Total Oil & Gas	2,553,361

Oil & Gas Services - 0.7%
50,000	Grant Prideco Inc., Senior Unsecured Notes, 6.125% due 8/15/15 (b)	50,750
	Hanover Compressor Co.:
150,000	Senior Notes, 8.625% due 12/15/10	162,375
125,000	Subordinated Notes, zero coupon bond to yield 8.521% due 3/31/07	113,125
150,000	Key Energy Services Inc., Senior Notes, Series C, 8.375% due 3/1/08	155,063

	Total Oil & Gas Services	481,313

Packaging & Containers - 2.9%
150,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (d)	96,750
150,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	162,000
225,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (a)	212,625
225,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	212,625
	Owens-Brockway Glass Container Inc.:
275,000	Senior Notes, 8.250% due 5/15/13	287,375
150,000	Senior Secured Notes, 7.750% due 5/15/11	156,750
265,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	290,175
	Pliant Corp.:
42,549	Secured Notes, 11.625% due 6/15/09 (b)	45,315

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Packaging & Containers - 2.9% (continued)
$75,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	$64,875
170,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	111,350
175,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	167,125
25,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14 (a)	22,375
150,000	Tekni-Plex Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	129,000

	Total Packaging & Containers	1,958,340

Pharmaceuticals - 0.6%
215,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	212,850
175,000	Warner Chilcott Corp., 8.750% due 2/1/15 (b)	168,875

	Total Pharmaceuticals	381,725

Pipelines - 2.9%
	Dynegy Holdings Inc.:
	Debentures:
225,000	7.125% due 5/15/18	209,250
250,000	7.625% due 10/15/26	232,500
150,000	Secured Notes, 9.875% due 7/15/10 (b)	164,250
75,000	Senior Secured Notes, 10.125% due 7/15/13 (b)	84,000
	El Paso Corp.:
	Medium-Term Notes:
300,000	7.800% due 8/1/31 (a)	302,250
100,000	7.750% due 1/15/32 (a)	101,250
275,000	Notes, 7.875% due 6/15/12 (a)	286,000
100,000	Holly Energy Partners LP, Senior Notes, 6.250% due 3/1/15 (b)	99,500
	Williams Cos. Inc.:
	Notes:
125,000	7.875% due 9/1/21	138,125
200,000	8.750% due 3/15/32	237,000
75,000	Senior Notes, 7.625% due 7/15/19 (a)	81,562

	Total Pipelines	1,935,687

REITs - 1.0%
75,000	Felcor Lodging LP, Senior Notes, 1.000% due 6/1/11	81,937
	Host Marriott LP, Senior Notes:
300,000	7.125% due 11/1/13 (a)	307,875
50,000	Series I, 9.500% due 1/15/07	52,562
	MeriStar Hospitality Corp., Senior Notes:
50,000	9.000% due 1/15/08 (a)	52,313
175,000	9.125% due 1/15/11 (a)	186,375

	Total REITs	681,062

Resorts/Casinos - 3.0%
150,000	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	161,062
	Caesars Entertainment Inc.:
100,000	Senior Notes, 7.000% due 4/15/13	108,617
	Senior Subordinated Notes:
50,000	9.375% due 2/15/07	52,875
100,000	8.125% due 5/15/11	111,875
150,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	170,250
200,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15 (b)	194,750
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)	169,750
	MGM MIRAGE Inc.:
25,000	Senior Notes, 6.750% due 9/1/12	25,531

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Resorts/Casinos - 3.0% (continued)
	Senior Subordinated Notes:
$125,000	9.750% due 6/1/07	$133,750
175,000	8.375% due 2/1/11 (a)	189,000
125,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	128,125
375,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16 (a)	382,031
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	209,000

	Total Resorts/Casinos	2,036,616

Retail - 2.9%
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	178,500
250,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	235,000
100,000	Eye Care Centers of America Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (a)(b)	94,500
75,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12 (a)	63,844
100,000	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12 (a)	95,000
175,000	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	150,062
125,000	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	127,500
120,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	133,800
250,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14 (a)	250,000
100,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	100,000
50,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	55,250
	Rite Aid Corp.:
	Notes:
25,000	7.125% due 1/15/07	25,281
75,000	6.125% due 12/15/08 (b)	71,625
125,000	Senior Secured Second Lien Notes, 8.125% due 5/1/10	128,125
50,000	Saks Inc., Notes, 9.875% due 10/1/11 (a)	55,500
200,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09 (a)	200,000

	Total Retail	1,963,987

Semiconductors - 0.5%
	Amkor Technology Inc.:
	Senior Notes:
225,000	9.250% due 2/15/08 (a)	212,063
50,000	7.125% due 3/15/11 (a)	43,375
125,000	Senior Subordinated Notes, 10.500% due 5/1/09 (a)	106,875

	Total Semiconductors	362,313

Telecommunications - 5.7%
75,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12 (a)	79,875
175,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	222,469
	Centennial Communications Corp., Senior Notes:
75,000	10.125% due 6/15/13	84,750
150,000	8.125% due 2/1/14	159,375
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
25,000	9.750% due 10/1/09	25,625
110,000	10.500% due 11/1/10	116,050
75,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (b)	76,688
125,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.447% due 2/1/15 (b)	83,125
75,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	87,000
475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a)	418,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Telecommunications - 5.7% (continued)
$290,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	$324,075
	Nextel Communications Inc.:
150,000	Senior Notes, Series E, 6.875% due 10/31/13	159,359
550,000	Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	589,301
49,000	PanAmSat Corp., Notes, 9.000% due 8/15/14	51,940
175,000	Qwest Corp., Notes, 8.875% due 3/15/12	192,062
	Qwest Services Corp., Senior Secured Notes:
450,000	13.500% due 12/15/10	517,500
177,000	14.000% due 12/15/14	215,497
200,000	Rogers Wireless Communications Inc., Secured Notes, 6.327% due 3/15/15	216,500
	SBA Communications Corp.:
98,000	Senior Discount Notes, step bond to yield 7.550% due 12/15/11	89,425
75,000	Senior Notes, 8.500% due 12/1/12 (a)	81,938

	Total Telecommunications	3,790,554

Textiles - 0.2%
150,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14 (a)	138,750

Transportation - 0.3%
175,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	182,000

	TOTAL CORPORATE BONDS & NOTES (Cost - $47,779,284)	47,962,753

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
123,463	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (d)(e)(f) (Cost - $128,434)	0

CONVERTIBLE NOTE - 0.1%
Telecommunications - 0.1%
50,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $26,211)	49,938

SOVEREIGN BONDS - 19.7%
Argentina - 0.8%
	Republic of Argentina:
196,875	4.005% due 2/3/06 (c)	179,513
75,000	10.250% due 1/26/07	30,296
654,586	5.830% due 12/31/33	278,166
75,000	step bond to yield 8.870% due 12/31/38	29,681

	Total Argentina	517,656

Brazil - 4.8%
	Federative Republic of Brazil:
85,000	12.250% due 3/6/30	117,109
1,614,000	Collective Action Security, 8.000% due 1/15/15	1,711,647
1,338,253	DCB, Series L, 4.313% due 4/15/12	1,319,433
46,154	FLIRB, Series L, 4.250% due 10/17/05 (c)	45,704
47,062	NMB, Series L, 4.313% due 10/17/05 (c)	46,944

	Total Brazil	3,240,837

Bulgaria - 0.3%
190,000	Republic of Bulgaria, 8.250% due 1/15/15	234,175

Chile - 0.3%
175,000	Republic of Chile, 5.500% due 1/15/13	182,700

Colombia - 1.0%
	Republic of Colombia:

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Colombia - 1.0% (continued)
$25,000	9.750% due 4/23/09	$28,719
75,000	10.500% due 7/9/10	90,656
75,000	10.000% due 1/23/12	90,656
115,000	10.750% due 1/15/13	144,699
175,000	11.750% due 2/25/20	244,212
65,000	10.375% due 1/28/33	84,988

	Total Colombia	683,930

Ecuador - 0.3%
	Republic of Ecuador:
50,000	12.000% due 11/15/12 (b)	50,850
130,000	step bond to yield 10.521% due 8/15/30	122,980

	Total Ecuador	173,830

El Salvador - 0.2%
100,000	Republic of El Salvador, 7.750% due 1/24/23 (b)	112,500

Malaysia - 0.1%
50,000	Federation of Malaysia, 7.500% due 7/15/11	56,789

Mexico - 4.3%
	United Mexican States:
10,000	7.500% due 1/14/12	11,248
230,000	11.375% due 9/15/16	340,170
	Bonds:
480,000	8.300% due 8/15/31	600,000
1,385,000	Series MI10, 9.500% due 12/18/14	135,879
	Series A, Notes:
320,000	6.375% due 1/16/13	341,360
183,000	5.875% due 1/15/14	189,588
430,000	6.625% due 3/3/15	467,947
450,000	8.000% due 9/24/22	546,750
210,000	7.500% due 4/8/33	243,600
25,000	Series XW, 10.375% due 2/17/09	29,256

	Total Mexico	2,905,798

Panama - 0.8%
	Republic of Panama:
50,000	9.375% due 7/23/12	60,750
100,000	7.250% due 3/15/15	109,375
40,000	9.375% due 1/16/23	50,700
75,000	8.875% due 9/30/27	91,688
150,000	9.375% due 4/1/29	191,250

	Total Panama	503,763

Peru - 1.0%
	Republic of Peru:
85,000	9.125% due 2/21/12	102,212
225,000	9.875% due 2/6/15	288,000
50,000	8.750% due 11/21/33	60,750
98,000	FLIRB, 4.500% due 3/7/17	94,815
20,500	PDI, 5.000% due 3/7/17 (c)	20,167
100,000	Unsubordinated Bonds, 7.350% due 7/21/25	106,500

	Total Peru	672,444

Philippines - 0.9%
	Republic of the Philippines:
25,000	8.250% due 1/15/14	26,015

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Philippines - 0.9% (continued)
$125,000	9.375% due 1/18/17	$137,500
325,000	10.625% due 3/16/25	380,039
25,000	FLIRB, Series B, 4.375% due 12/1/05 (c)	23,188
50,000	Senior Notes, 9.500% due 2/2/30	53,467

	Total Philippines	620,209

Poland - 0.0%
25,000	Republic of Poland, Unsubordinated Notes, 5.250% due 1/15/14	25,781

Russia - 1.5%
	Russian Federation:
105,000	12.750% due 6/24/28 (b)	198,187
720,000	step bond to yield 5.275% due 3/31/30 (b)	827,748

	Total Russia	1,025,935

South Africa - 0.4%
	Republic of South Africa:
75,000	9.125% due 5/19/09	85,594
150,000	6.500% due 6/2/14	164,812

	Total South Africa	250,406

Turkey - 1.5%
	Republic of Turkey:
125,000	11.500% due 1/23/12	160,313
75,000	7.250% due 3/15/15	79,125
100,000	7.000% due 6/5/20	99,000
370,000	11.875% due 1/15/30	543,900
75,000	Collective Action Security, 9.500% due 1/15/14	90,750

	Total Turkey	973,088

Ukraine - 0.3%
175,000	Republic of Ukraine, 7.650% due 6/11/13	193,156

Uruguay - 0.2%
125,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	130,781

Venezuela - 1.0%
	Bolivarian Republic of Venezuela:
75,000	5.375% due 8/7/10	73,313
325,000	8.500% due 10/8/14	362,375
100,000	7.650% due 4/21/25	101,450
125,000	Collective Action Security, 10.750% due 9/19/13	156,312

	Total Venezuela	693,450

	TOTAL SOVEREIGN BONDS (Cost - $12,012,971)	13,197,228

SHARES
ESCROWED SHARES(d)(f) - 0.0%
100,000	Breed Technologies Inc. (e)*	0
125,000	Imperial Holly Co. *	0
75,000	Pillowtex Corp. *	0
52,961	Vlasic Foods International Inc. (e)*	1,917

	TOTAL ESCROWED SHARES (Cost - $0)	1,917

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 1.2%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
4,835	Liberty Global Inc., Class A Shares *	$130,932
4,835	Liberty Global Inc., Series C Shares *	124,501
2,972	NTL Inc. *	198,530

	TOTAL CONSUMER DISCRETIONARY	453,963

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
4,310	Continental AFA Dispensing Co. (e)(f)	23,705

INFORMATION TECHNOLOGY - 0.1%
Chemicals - 0.1%
2,597	Applied Extrusion Technologies Inc., Class B Shares (a)(e)*	33,761

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
4,902	Telewest Global Inc. *	112,501

Wireless Telecommunication Services - 0.3%
9,055	American Tower Corp., Class A Shares *	225,922

	TOTAL TELECOMMUNICATION SERVICES	338,423

	TOTAL COMMON STOCKS (Cost - $633,356)	849,852

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
6,000	Delphi Trust I, 0.000% (a)	56,100

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
219	TCR Holdings Corp., Class B Shares, 0.000% (e)(f)	0
121	TCR Holdings Corp., Class C Shares, 0.000% (e)(f)	0
318	TCR Holdings Corp., Class D Shares, 0.000% (e)(f)	0
658	TCR Holdings Corp., Class E Shares, 0.000% (e)(f)	1

	TOTAL FINANCIALS	1

	TOTAL PREFERRED STOCKS (Cost - $159,678)	56,101

CONVERTIBLE PREFERRED STOCK - 0.4%
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
213	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due 7/31/13 (Cost - $69,225)	271,708

WARRANTS
WARRANTS - 0.0%
40	American Tower Corp., Class A Shares, Expires 8/1/08(b)*	14,087
114,832	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), Expires 3/25/05(e)*	1,148
504	Pillowtex Corp., Expires 11/24/09(e)(f)*	1

	TOTAL WARRANTS (Cost - $2,602)	15,236

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

		VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $60,811,761)	$62,404,733

FACE AMOUNT	SECURITY
SHORT-TERM INVESTMENTS - 25.7%
Repurchase Agreements - 5.9%
$1,953,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05; Proceeds at maturity - $1,953,627 (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $1,992,061) (g)	1,953,000
2,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05; Proceeds at maturity - $2,000,635; (Fully collateralized by various U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $2,040,010)	2,000,000

	Total Repurchase Agreements (Cost - $3,953,000)	3,953,000

SHARES
Securities Purchased from Securities Lending Collateral - 19.8%
13,317,072	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $13,317,072)	13,317,072

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,270,072)	17,270,072

	TOTAL INVESTMENTS - 118.7% (Cost - $78,081,833#)	79,674,805
	Liabilities in Excess of Other Assets - (18.7)%	(12,580,221)

	TOTAL NET ASSETS - 100.0%	$67,094,584

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(g)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
FLIRB	— Front-Loaded Interest Reduction Bonds
NMB	— New Money Bond
PDI	— Past Due Interest
REITs	—Real Estate Investment Trusts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable High Yield Bond Fund (the “Fund”), is a separate diversified investment fund of Salomon Brothers Variable Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. However, when the spread between the bid and asked prices exceeds five percent of the par value of the security, the security is valued at the bid price. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit Default Swaps. The Fund enters into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,215,720
Gross unrealized depreciation	(1,622,748)

Net unrealized appreciation	$1,592,972

At September 30, 2005, the Fund loaned securities having a market value of $12,761,824. The Fund received cash collateral amounting to $13,317,072 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

As of September 30, 2005, the Fund entered into the following credit default swap agreement:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	September 14, 2005
Reference Entity:	Russia Credit Default Swap
Notional Amount:	$350,000, Fixed Rate 0.97%
Termination Date:	September 20, 2015
Unrealized Appreciation:	$3,698

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Series Funds Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 29, 2005